Health Care Costs Payable (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	May 07, 2013
Health Care Costs Payable [Abstract]
Health care costs payable, beginning of the period	$ 4,547,400,000	$ 2,992,500,000	$ 2,675,500,000
Less: Reinsurance recoverables	8,500,000	3,800,000	3,300,000
Health care costs payable, beginning of the period, net	4,538,900,000	2,988,700,000	2,672,200,000
Acquisition of businesses	29,200,000	1,417,200,000	0
Add: Components of incurred health care costs [Abstract]
Current year	41,327,500,000	33,344,800,000	23,875,600,000
Prior years	(580,800,000)	(448,800,000)	(146,700,000)
Total incurred health care costs	40,746,700,000	32,896,000,000	23,728,900,000
Less: Claims paid [Abstract]
Current year	35,850,700,000	30,112,700,000	21,067,700,000
Prior years	3,848,800,000	2,608,000,000	2,344,700,000
Total claims paid	39,699,500,000	32,720,700,000	23,412,400,000
Health care costs payable, disposed	0	(42,300,000)	0
Health care costs payable, end of period - net	5,615,300,000	4,538,900,000	2,988,700,000
Add: Reinsurance recoverables	5,800,000	8,500,000	3,800,000
Health care costs payable, end of period	5,621,100,000	4,547,400,000	2,992,500,000
Decrease in estimate of health care costs payable	581,000,000	449,000,000	147,000,000
Business combination, health care costs payable				$ 1,400,000,000